STOCK OPTIONS AND STOCK BASED COMPENSATION (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 0.64	$ 0.64
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 10.64	$ 10.64
Stock Options To Employees and Non Employees Outstanding Number (in shares)	2,075,093	2,131,244	2,216,473	1,882,798
Weighted Average Remaining Contractual Term, Outstanding (years)	5 years 7 months 6 days	6 years 2 months 12 days	6 years 7 months 17 days	6 years 7 months 6 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 3.71	$ 3.80	$ 3.90	$ 3.75
Share Based Payment Award Options Exercisable Number (in shares)	1,638,441	1,512,458
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 3.72	$ 3.79
Range Of Exercise Prices One [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 0.64	$ 0.64
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 1.48	$ 1.55
Stock Options To Employees and Non Employees Outstanding Number (in shares)	126,927	135,801
Weighted Average Remaining Contractual Term, Outstanding (years)	5 years 11 months 1 day	6 years 8 months 12 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 0.75	$ 0.74
Share Based Payment Award Options Exercisable Number (in shares)	118,127	107,679
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0.75	$ 0.75
Range Of Exercise Prices Two [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 1.56	$ 1.56
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 1.56	$ 1.75
Stock Options To Employees and Non Employees Outstanding Number (in shares)	430,384	444,227
Weighted Average Remaining Contractual Term, Outstanding (years)	7 years 2 months 16 days	7 years 9 months 25 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 1.56	$ 1.56
Share Based Payment Award Options Exercisable Number (in shares)	332,983	302,873
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 1.56	$ 1.56
Range Of Exercise Prices Three [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 1.58	$ 1.76
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 2.95	$ 3.51
Stock Options To Employees and Non Employees Outstanding Number (in shares)	234,643	222,626
Weighted Average Remaining Contractual Term, Outstanding (years)	6 years 9 months 18 days	5 years 1 month 6 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 2.13	$ 2.37
Share Based Payment Award Options Exercisable Number (in shares)	195,395	210,696
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 2.10	$ 2.33
Range Of Exercise Prices Four [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 3.08	$ 3.52
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 3.83	$ 4.39
Stock Options To Employees and Non Employees Outstanding Number (in shares)	218,716	220,762
Weighted Average Remaining Contractual Term, Outstanding (years)	3 years 5 months 26 days	6 years 0 months 25 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 3.50	$ 3.71
Share Based Payment Award Options Exercisable Number (in shares)	198,781	152,240
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 3.49	$ 3.60
Range Of Exercise Prices Five [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 3.84	$ 4.40
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 4.48	$ 4.59
Stock Options To Employees and Non Employees Outstanding Number (in shares)	214,907	283,769
Weighted Average Remaining Contractual Term, Outstanding (years)	4 years 11 months 12 days	3 years 11 months 12 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 4.39	$ 4.51
Share Based Payment Award Options Exercisable Number (in shares)	185,447	268,266
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 4.42	$ 4.51
Range Of Exercise Prices Six [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 4.52	$ 4.60
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 4.60	$ 4.74
Stock Options To Employees and Non Employees Outstanding Number (in shares)	99,811	264,375
Weighted Average Remaining Contractual Term, Outstanding (years)	2 years 5 months 16 days	8 years 11 months 1 day
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 4.56	$ 4.75
Share Based Payment Award Options Exercisable Number (in shares)	96,373	67,500
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 4.56	$ 4.75
Range Of Exercise Prices Seven [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 4.75	$ 4.75
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 4.75	$ 5.07
Stock Options To Employees and Non Employees Outstanding Number (in shares)	262,500	242,946
Weighted Average Remaining Contractual Term, Outstanding (years)	8 years 5 months 19 days	7 years 10 months 13 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 4.75	$ 4.86
Share Based Payment Award Options Exercisable Number (in shares)	98,437	130,323
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 4.75	$ 4.90
Range Of Exercise Prices Eight [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 4.76	$ 5.08
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 5.28	$ 7.47
Stock Options To Employees and Non Employees Outstanding Number (in shares)	208,788	240,537
Weighted Average Remaining Contractual Term, Outstanding (years)	6 years 9 months 14 days	3 years 7 months 13 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 4.84	$ 6.03
Share Based Payment Award Options Exercisable Number (in shares)	140,405	196,680
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 4.88	$ 6.06
Range Of Exercise Prices Nine [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 5.32	$ 7.48
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 10.64	$ 10.64
Stock Options To Employees and Non Employees Outstanding Number (in shares)	278,417	76,201
Weighted Average Remaining Contractual Term, Outstanding (years)	1 year 8 months 1 day	1 year 1 month 13 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 7.19	$ 10.26
Share Based Payment Award Options Exercisable Number (in shares)	272,493	76,201
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 7.22	$ 10.26